UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2017

Date of reporting period:	10/31/2016

Item 1. Schedule of Investments

Prudential Core Short-Term Bond Fund

Schedule of Investments

as of October 31, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 66.9%
ASSET-BACKED SECURITIES — 28.8%
Non-Residential Mortgage-Backed Securities — 17.6%
Ally Auto Receivables Trust, Series 2015-2, Class A2B	0.965	%(a)	03/15/18	2,352	$2,353,046
Ally Auto Receivables Trust, Series 2016-2, Class A2	1.170%		10/15/18	4,250	4,251,713
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%		12/17/18	7,000	7,006,247
American Express Credit Account Master Trust, Series 2013-1, Class A	0.955	%(a)	02/16/21	38,600	38,739,068
American Express Credit Account Master Trust, Series 2014-1, Class A	0.905	%(a)	12/15/21	10,000	10,032,995
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	0.775	%(a)	05/15/20	18,000	18,015,588
Bank of America Credit Card Trust, Series 2007-A4, Class A4	0.575	%(a)	11/15/19	21,227	21,209,643
Bank of America Credit Card Trust, Series 2014-A1, Class A	0.915	%(a)	06/15/21	15,129	15,172,634
Bank of America Credit Card Trust, Series 2014-A2, Class A	0.805	%(a)	09/16/19	14,450	14,458,669
Bank of America Credit Card Trust, Series 2016-A1, Class A	0.925	%(a)	10/15/21	14,400	14,443,095
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	5,066	5,066,015
BMW Vehicle Lease Trust, Series 2015-2, Class A2B	1.056	%(a)	01/22/18	7,412	7,419,381
BMW Vehicle Lease Trust, Series 2016-1, Class A2B	1.026	%(a)	01/22/18	4,692	4,699,777
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.985	%(a)	11/15/18	4,541	4,546,028
CarMax Auto Owner Trust, Series 2015-4, Class A2B	1.135	%(a)	04/15/19	4,136	4,142,228
CarMax Auto Owner Trust, Series 2016-1, Class A2B	1.065	%(a)	04/15/19	4,914	4,923,550
CarMax Auto Owner Trust, Series 2016-2, Class A2B	1.005	%(a)	06/17/19	3,000	3,004,139
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%		08/15/19	14,200	14,205,345
Chase Issuance Trust, Series 2007-A2, Class A2	0.585	%(a)	04/15/19	4,186	4,185,063
Chase Issuance Trust, Series 2007-A3, Class A3	5.230%		04/15/19	8,846	8,952,259
Chase Issuance Trust, Series 2013-A3, Class A3	0.815	%(a)	04/15/20	3,725	3,728,831
Chase Issuance Trust, Series 2013-A6, Class A6	0.955	%(a)	07/15/20	28,000	28,119,400
Chase Issuance Trust, Series 2015-A1, Class A1	0.855	%(a)	02/18/20	19,000	19,037,778
Chase Issuance Trust, Series 2015-A3, Class A3	0.785	%(a)	04/15/19	10,000	10,005,589
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A2, 144A	1.460%		12/17/18	5,860	5,866,495
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 144A	1.470%		04/15/19	5,000	5,008,198
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.910	%(a)	12/17/18	13,000	13,000,182
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	6,030	6,271,192

Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.804	%(a)	05/26/20	20,500	20,532,587
Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4	0.944	%(a)	07/24/20	10,000	10,034,918
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.965	%(a)	07/15/21	27,100	27,202,137
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	17,400	17,746,723
Discover Card Execution Note Trust, Series 2015-A1, Class A1	0.885	%(a)	08/17/20	24,000	24,043,824
Discover Card Execution Note Trust, Series 2016-A2, Class A2	1.075	%(a)	09/15/21	1,700	1,712,157
Ford Credit Auto Lease Trust, Series 2015-A, Class A2B	0.815	%(a)	12/15/17	1,066	1,066,318
Ford Credit Auto Lease Trust, Series 2016-A, Class A2B	1.075	%(a)	11/15/18	6,763	6,777,214
Ford Credit Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	2,800	2,857,037
GE Business Loan Trust, Series 2006-2A, Class A, 144A	0.715	%(a)	11/15/34	2,934	2,718,313

GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	1,746	1,745,653
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2B	1.106	%(a)	06/20/18	3,912	3,918,523
GM Financial Automobile Leasing Trust, Series 2016-1, Class A2B	1.126	%(a)	07/20/18	10,865	10,883,209
GM Financial Automobile Leasing Trust, Series 2016-2, Class A2B	1.026	%(a)	10/22/18	5,000	5,006,697
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2B	0.886	%(a)	02/20/19	5,200	5,205,250
Honda Auto Receivables Owner Trust, Series 2015-3, Class A2	0.920%		11/20/17	1,923	1,922,670
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	921	920,799
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2B, 144A	1.085	%(a)	07/16/18	4,893	4,904,216
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	0.955	%(a)	11/15/18	4,500	4,505,049
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.795	%(a)	08/16/21	9,000	8,993,663
Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A3	1.100%		08/15/17	2,696	2,696,082
Mercedes-Benz Auto Lease Trust, Series 2015-B, Class A2B	1.055	%(a)	01/16/18	3,082	3,082,741
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A2B	1.095	%(a)	07/16/18	14,426	14,445,800
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.284	%(a)	06/25/65	2,282	2,288,278
Navient Student Loan Trust, Series 2016-3A, Class A1, 144A	1.134	%(a)	06/25/65	3,187	3,192,646
Navient Student Loan Trust, Series 2016-6A, Class A1, 144A	1.000	%(a)	03/25/66	3,200	3,202,268
Nissan Auto Lease Trust, Series 2015-B, Class A2B	1.065	%(a)	12/15/17	5,172	5,179,222
Nissan Auto Lease Trust, Series 2016-A, Class A2B	0.915	%(a)	08/15/18	6,800	6,808,682
Nissan Auto Lease Trust, Series 2016-B, Class A2B	0.815	%(a)	12/17/18	5,600	5,601,667
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	3,580	3,586,670
World Omni Auto Receivables Trust, Series 2013-B, Class A3	0.830%		08/15/18	3,212	3,211,457
World Omni Auto Receivables Trust, Series 2015-B, Class A2B	0.935	%(a)	07/15/19	3,927	3,931,003
World Omni Auto Receivables Trust, Series 2016-A, Class A2	1.320%		12/16/19	7,625	7,637,944
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2B	0.945	%(a)	02/15/19	7,600	7,617,075

					533,042,640

Residential Mortgage-Backed Securities — 11.2%
ABFC Trust, Series 2003-AHL1, Class A1	4.184%		03/25/33	469	468,236
ABFC Trust, Series 2003-OPT1, Class A3	1.214	%(a)	04/25/33	884	850,938
ABFC Trust, Series 2004-HE1, Class M1	1.434	%(a)	03/25/34	991	928,476
ABFC Trust, Series 2004-OPT5, Class A4	1.784	%(a)	06/25/34	6,394	6,043,502
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.234	%(a)	01/25/35	1,596	1,533,789
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	3.084	%(a)	11/25/33	108	103,644
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.584	%(a)	12/25/33	2,180	2,083,061

ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.434	%(a)	09/25/33	477	447,914
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	1.314	%(a)	04/25/34	4,236	3,950,878
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A1	1.134	%(a)	06/25/34	7	6,899
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.884	%(a)	02/25/33	6,837	6,502,082
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-8, Class M1	1.584	%(a)	10/25/33	2,729	2,589,413
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-9, Class AV2	1.214	%(a)	09/25/33	257	241,636
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	1.274	%(a)	12/25/33	341	328,082
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1	1.659	%(a)	01/25/34	409	381,289
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R5, Class M1	1.404	%(a)	07/25/34	695	636,223
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF4	4.516	%(a)	11/25/35	582	588,831
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF5	4.516	%(a)	11/25/35	1,808	1,804,811
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	0.864	%(a)	01/25/36	124	121,913
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	2.334	%(a)	07/25/32	80	68,973
Argent Securities, Inc., Series 2003-W2, Class M4	4.257	%(a)	09/25/33	1,000	933,163
Argent Securities, Inc., Series 2003-W3, Class M2	3.234	%(a)	09/25/33	12,586	12,104,674
Argent Securities, Inc., Series 2003-W5, Class M1	1.584	%(a)	10/25/33	50	46,836
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.734	%(a)	10/25/33	3,272	3,222,954
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1	1.434	%(a)	04/25/34	275	261,438
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV2	1.434	%(a)	05/25/34	452	432,508
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.359	%(a)	05/25/34	510	489,859
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M1	1.359	%(a)	05/25/34	16,275	15,579,373
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.494	%(a)	05/25/34	117	116,630
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	1.214	%(a)	11/25/33	193	184,864
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	1.359	%(a)	04/25/34	268	254,192
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.344	%(a)	06/25/34	319	301,606
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	1.764	%(a)	06/25/43	735	681,314
Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1	1.509	%(a)	06/25/34	3,336	3,176,860
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.434	%(a)	03/25/34	4,592	4,418,716
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.434	%(a)	08/25/34	4,738	4,398,751
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE10, Class M1	1.509	%(a)	12/25/34	1,216	1,158,070
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1	1.584	%(a)	11/25/33	3,343	3,140,155

CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.509	%(a)	03/25/34	1,135	1,091,727
Chase Funding Trust, Series 2002-2, Class 2A1	1.034	%(a)	05/25/32	404	369,004
Chase Funding Trust, Series 2003-1, Class 2A2	1.194	%(a)	11/25/32	561	538,273
Chase Funding Trust, Series 2003-2, Class 2A2	1.094	%(a)	02/25/33	406	353,512
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.629	%(a)	03/25/32	2,132	2,076,198
Conseco Finance Corp., Series 2001-C, Class M1	1.235	%(a)	08/15/33	500	489,010
Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	1.659	%(a)	03/25/32	34	33,265
Countrywide Asset-Backed Certificates, Series 2003-2, Class 3A	1.034	%(a)	08/26/33	492	443,953
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.584	%(a)	07/25/33	282	268,600
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	1.284	%(a)	03/25/34	825	796,171
Countrywide Asset-Backed Certificates, Series 2004-ECC1, Class M1	1.479	%(a)	11/25/34	2,581	2,439,203
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE25, Class M1	2.134	%(a)	03/25/32	398	377,272
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB5, Class M1	1.554	%(a)	11/25/33	859	820,142
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB3, Class M1	1.314	%(a)	03/25/34	452	420,788
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	3.384	%(a)	12/25/32	101	99,012
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860%		08/25/33	113	113,189
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.404	%(a)	11/25/34	9,322	8,973,098
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	1.254	%(a)	08/25/34	309	295,746
Fremont Home Loan Trust, Series 2003-B, Class M1	1.584	%(a)	12/25/33	477	451,618
Fremont Home Loan Trust, Series 2004-1, Class M1	1.209	%(a)	02/25/34	2,015	1,864,441
Fremont Home Loan Trust, Series 2004-2, Class M1	1.389	%(a)	07/25/34	853	760,264
Fremont Home Loan Trust, Series 2004-B, Class M1	1.404	%(a)	05/25/34	5,274	4,868,077
Fremont Home Loan Trust, Series 2004-C, Class M1	1.509	%(a)	08/25/34	5,189	4,897,182
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	1.254	%(a)	10/25/35	801	794,017
GSAMP Trust, Series 2003-FM1, Class M2	3.301	%(a)	03/20/33	69	65,368
GSAMP Trust, Series 2004-FM1, Class M1	1.509	%(a)	11/25/33	5,316	5,022,846
GSAMP Trust, Series 2004-FM1, Class M2	2.634	%(a)	11/25/33	73	71,763
GSAMP Trust, Series 2004-NC1, Class M1	1.359	%(a)	03/25/34	2,687	2,532,640
Home Equity Asset Trust, Series 2002-3, Class M1	1.884	%(a)	02/25/33	767	744,312
Home Equity Asset Trust, Series 2002-4, Class M1	2.034	%(a)	03/25/33	639	622,415
Home Equity Asset Trust, Series 2003-2, Class M1	1.854	%(a)	08/25/33	1,354	1,268,406
Home Equity Asset Trust, Series 2003-3, Class M1	1.824	%(a)	08/25/33	1,496	1,437,089
Home Equity Asset Trust, Series 2003-4, Class M1	1.734	%(a)	10/25/33	7,069	6,563,319
Home Equity Asset Trust, Series 2003-8, Class M1	1.614	%(a)	04/25/34	559	517,683
Home Equity Asset Trust, Series 2004-1, Class M1	1.479	%(a)	06/25/34	10,565	10,006,529
Home Equity Asset Trust, Series 2004-2, Class M1	1.329	%(a)	07/25/34	2,791	2,633,905
Home Equity Asset Trust, Series 2004-3, Class M1	1.389	%(a)	08/25/34	2,188	2,025,365
HSBC Home Equity Loan Trust, Series 2007-2, Class M2	0.896	%(a)	07/20/36	1,000	954,898
HSBC Home Equity Loan Trust, Series 2007-3, Class M2	3.026	%(a)	11/20/36	3,500	3,488,018
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	0.784	%(a)	03/25/36	1,400	1,224,880
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1	1.659	%(a)	07/25/33	1,414	1,328,758
Long Beach Mortgage Loan Trust, Series 2003-4, Class M1	1.554	%(a)	08/25/33	1,662	1,585,203

Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.284	%(a)	02/25/34	20,162	19,448,469
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.329	%(a)	06/25/34	5,582	5,411,909
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.389	%(a)	07/25/34	4,417	4,232,871
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	1.234	%(a)	09/25/34	806	740,667
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.234	%(a)	09/25/34	170	155,989
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	1.359	%(a)	10/25/34	2,056	1,967,126
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2, Class M2	3.384	%(a)	02/25/34	237	239,150
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class A1A	1.334	%(a)	08/25/35	51	44,358
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.734	%(a)	08/25/35	862	822,985
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC1, Class M2	2.184	%(a)	10/25/34	1,560	1,524,903
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-NC6, Class M1	2.034	%(a)	11/25/32	509	502,823
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.734	%(a)	05/25/33	2,064	2,008,734
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	1.809	%(a)	04/25/33	3,932	3,896,854
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M3	3.984	%(a)	04/25/33	88	84,275
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.584	%(a)	09/25/33	1,606	1,536,667
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M2	3.159	%(a)	09/25/33	161	155,600
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.554	%(a)	10/25/33	335	318,620
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	1.274	%(a)	01/25/34	1,253	1,192,078
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.479	%(a)	06/25/34	1,052	1,001,067
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE7, Class M1	1.434	%(a)	08/25/34	3,607	3,429,360
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1	1.494	%(a)	09/25/34	19,810	18,709,780
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.584	%(a)	12/27/33	1,164	1,138,278
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.434	%(a)	05/25/34	667	620,399
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.449	%(a)	07/25/34	1,366	1,306,402
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	1.659	%(a)	05/25/32	522	498,803
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class M2	3.534	%(a)	02/25/33	178	175,068
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1	1.944	%(a)	10/25/32	644	613,570
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M2	2.934	%(a)	10/25/32	68	62,231
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC3, Class M1	1.884	%(a)	03/25/33	665	641,463

New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.659	%(a)	10/25/33	4,495	4,313,705
New Century Home Equity Loan Trust, Series 2003-6, Class M1	1.614	%(a)	01/25/34	7,138	6,684,273
New Century Home Equity Loan Trust, Series 2004-1, Class M1	1.419	%(a)	05/25/34	5,318	4,930,702
New Century Home Equity Loan Trust, Series 2004-3, Class M1	1.464	%(a)	11/25/34	12,150	11,013,258
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.299	%(a)	02/25/35	14,827	13,660,879
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.434	%(a)	01/25/34	1,651	1,526,683
Option One Mortgage Loan Trust, Series 2004-2, Class M1	1.329	%(a)	05/25/34	4,140	3,865,658
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.621	%(a)	09/25/34	812	769,437
Quest Trust, Series 2006-X2, Class A2, 144A	0.824	%(a)	08/25/36	5,016	4,033,322
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	1.394	%(a)	06/25/33	306	293,629
Residential Asset Mortgage Product, Series 2004-RS3, Class AI4	5.335	%(a)	03/25/34	505	527,153
Residential Asset Mortgage Product, Series 2004-RS8, Class AI5	5.980%		08/25/34	7,626	7,845,206
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.530%		02/25/34	3,601	3,707,940
Residential Asset Securities Corp., Series 2004-KS3, Class AI5	4.770%		04/25/34	6,110	6,362,539
Residential Asset Securities Corp., Series 2004-KS5, Class AI5	5.010	%(a)	06/25/34	10,308	10,339,064
Saxon Asset Securities Trust, Series 2001-2, Class M1	1.320	%(a)	03/25/31	458	400,216
Saxon Asset Securities Trust, Series 2001-3, Class M1	1.704	%(a)	07/25/31	38	37,582
Saxon Asset Securities Trust, Series 2003-3, Class M2	2.934	%(a)	12/25/33	90	81,510
Saxon Asset Securities Trust, Series 2004-2, Class AF3	5.105	%(a)	08/25/35	2,538	2,549,333
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.314	%(a)	02/25/34	4,337	4,078,213
Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1	1.734	%(a)	01/25/34	237	229,397
Specialty Underwriting & Residential Finance Trust, Series 2003-BC3, Class M1	1.509	%(a)	08/25/34	5,157	4,990,742
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.299	%(a)	02/25/35	1,736	1,621,620
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A1B	1.334	%(a)	10/25/35	832	748,282
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2	1.214	%(a)	01/25/33	183	170,477
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.239	%(a)	03/25/34	13,354	12,338,795
Structured Asset Investment Loan Trust, Series 2004-4, Class A4	1.334	%(a)	04/25/34	3,782	3,555,595
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.734	%(a)	12/25/35	256	249,586
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	1.374	%(a)	10/25/34	45	44,094

					339,759,101

TOTAL ASSET-BACKED SECURITIES (cost $826,940,855)					872,801,741

CERTIFICATE OF DEPOSIT — 0.8%
Canadian Imperial Bank of Commerce (cost $25,000,000)	1.597%		05/23/18	25,000	25,086,725

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.4%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.586	%(a)	04/10/49	6,378	6,409,988
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.183	%(a)	02/10/51	29,348	30,309,078
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	1.935	%(a)	12/15/27	22,161	22,195,440
CGGS Commercial Mortgage Trust, Series 2016-RNBD, Class AFL, 144A	2.185	%(a)	02/15/33	10,087	10,127,914
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1	0.685%		09/10/45	140	139,514
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2	2.962%		11/10/46	10,000	10,228,835
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.093	%(a)	12/10/49	36,855	38,038,589
Commercial Mortgage Trust, Series 2014-FL5, Class A, 144A	1.905	%(a)	10/15/31	20,980	20,576,290
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	13,050	13,314,291
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483	%(a)	12/10/49	15,279	15,385,155
GS Mortgage Securities Corp. Trust, Series 2016-ICE2, Class A, 144A	2.465	%(a)	02/15/33	12,100	12,156,826
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A, 144A	1.778	%(a)	11/15/29	8,000	8,009,957
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-FLRR, Class AFL, 144A	1.975	%(a)	01/15/33	30,000	29,999,979
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-WPT, Class A, 144A	1.983	%(a)	10/15/33	17,300	17,294,594
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A1A	5.431	%(a)	06/12/47	3,238	3,247,999
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.715	%(a)	02/12/49	10,121	10,242,029
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A2	1.797%		10/15/45	4,977	4,992,173
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2	1.677%		12/15/47	701	702,941
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 144A	1.515	%(a)	07/15/31	10,562	10,558,625
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class A, 144A	1.735	%(a)	08/15/27	21,170	21,169,672
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-FL6, Class A, 144A	1.935	%(a)	11/15/31	12,864	12,822,916
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	10,000	10,231,348
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2FL, 144A	1.185	%(a)	11/15/45	752	754,051
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A2	2.892%		08/15/47	10,000	10,314,184
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	8,046	8,112,387
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	16	16,405
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2FL, 144A	0.670	%(a)	03/12/51	810	809,737
SCG Trust, Series 2013-SRP1, Class A, 144A	1.935	%(a)	11/15/26	9,000	8,932,082
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A	1.744	%(a)	11/15/27	24,820	24,602,350
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	21,000	21,415,540

Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.703	%(a)	06/15/49	16,833	17,057,646
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	5.959	%(a)	02/15/51	5,327	5,449,831
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	22,982	23,470,665
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A2	1.844%		10/15/45	6,345	6,364,072
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A	1.285	%(a)	03/15/47	3,000	2,980,582

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $443,770,682)					438,433,685

CORPORATE BONDS — 20.9%
Auto Manufacturers — 1.7%
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.250%		01/15/19	7,000	7,095,277
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.631	%(a)	02/19/19	20,000	20,247,340
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	1.241	%(a)	11/18/16	25,000	25,002,450

					52,345,067

Banks — 5.9%
Citigroup, Inc., Sr. Unsec’d. Notes	1.525	%(a)	11/24/17	30,000	30,080,700
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	1.922	%(a)	04/25/19	25,000	25,165,375
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	1.697	%(a)	09/17/18	16,000	16,108,672
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	1.019	%(a)	02/03/17	30,000	30,016,500
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.336	%(a)	03/14/19	25,000	25,406,675
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.800%		03/26/18	10,000	10,022,770
US Bank NA, Sr. Unsec’d. Notes, MTN	1.450%		01/29/18	14,000	14,043,232
Wells Fargo Bank NA, Sr. Unsec’d. Notes	1.383	%(a)	09/07/17	10,000	10,025,000
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN	1.622	%(a)	01/22/18	16,700	16,781,830

					177,650,754

Beverages — 0.3%
PepsiCo, Inc., Sr. Unsec’d. Notes	1.401	%(a)	02/22/19	10,000	10,094,690

Biotechnology — 0.4%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	1.850%		09/04/18	12,000	12,100,728

Brokerage — 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(b)	3.000%		05/25/10	50,000	3,000,000

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	1.637	%(a)	02/22/19	10,000	10,166,070
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.848	%(a)	10/05/17	30,000	30,274,380
International Business Machine Corp., Sr. Unsec’d. Notes	1.251	%(a)	08/18/17	10,000	10,033,890

					50,474,340

Diversified Financial Services — 0.8%
Capital One Bank USA NA, Sr. Unsec’d. Notes	1.300%		06/05/17	25,000	24,996,200

Electric — 0.4%
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	12,000	12,151,032

Gas — 0.1%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950%		02/01/17	4,377	4,423,112

Healthcare-Services — 1.3%
Aetna, Inc., Sr. Unsec’d. Notes	1.491	%(a)	12/08/17	25,000	25,109,050
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.330	%(a)	01/17/17	16,000	16,014,832

					41,123,882

Insurance — 1.2%
Berkshire Hathaway Finance Corp., Gtd. Notes	1.383	%(a)	03/07/18	15,000	15,059,190
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.256	%(a)	04/10/17	20,000	20,025,300

					35,084,490

Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN	1.517	%(a)	02/23/18	10,000	10,070,340

Non-Captive Finance — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	1.105	%(a)	12/20/16	23,000	23,004,140

Oil & Gas — 1.5%
Husky Oil Ltd. (Canada), Sr. Unsec’d. Notes	7.550%		11/15/16	30,560	30,615,314
Shell International Finance BV (Netherlands), Gtd. Notes	1.250%		11/10/17	14,700	14,721,462

					45,336,776

Oil & Gas Services — 1.4%
Cameron International Corp., Sr. Unsec’d. Notes	1.150%		12/15/16	12,000	12,002,100
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	1.900%		12/21/17	30,000	30,161,070

					42,163,170

Retail — 1.5%
CVS Health Corp., Sr. Unsec’d. Notes	1.200%		12/05/16	25,000	25,011,000
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	1.456	%(a)	09/14/18	5,000	5,043,735
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.100%		12/07/18	15,000	15,185,085

					45,239,820

Telecommunications — 1.5%
AT&T, Inc., Sr. Unsec’d. Notes	1.750%		01/15/18	9,128	9,146,000
Cisco Systems, Inc., Sr. Unsec’d. Notes	1.115	%(a)	03/03/17	35,000	35,039,480

					44,185,480

TOTAL CORPORATE BONDS (cost $664,112,662)					633,444,021

MUNICIPAL BOND — 0.8%
California
University of California Rev., Fltg. Rate Notes, Taxable, Series Y-1 (cost $25,000,000)	1.027	%(a)	07/01/41	25,000	25,001,000

NON-CORPORATE FOREIGN AGENCY — 1.2%
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A (cost $36,275,000)	1.656	%(a)	04/10/17	36,275	36,283,887

TOTAL LONG-TERM INVESTMENTS (cost $2,021,099,199)					2,031,051,059

				Shares
SHORT-TERM INVESTMENTS — 33.6%
AFFILIATED MUTUAL FUND — 0.3%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $10,048,954)(c)				10,048,954	10,048,954

				Principal Amount (000)#
CERTIFICATES OF DEPOSIT — 11.1%
Bank of America NA	1.026	%(a)	05/02/17	20,000	19,998,020
Bank of Montreal	1.149	%(a)	03/10/17	15,000	15,015,705
Bank of Nova Scotia	1.097	%(a)	02/23/17	35,000	35,037,240
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.900%		01/20/17	25,000	25,002,792
Cooperative Rabobank	1.077	%(a)	02/01/17	25,000	25,021,825
Mizuho Bank Ltd.	1.235	%(a)	04/13/17	25,000	25,011,450
Nordea Bank Finland PLC	1.335	%(a)	09/06/17	10,000	10,015,170
Norinchukin Bank	0.880%		01/27/17	25,000	25,000,481
Skandinaviska Enskilda Banken AB	1.016	%(a)	04/18/17	25,000	25,001,175
State Street Bank & Trust Co.	1.332	%(a)	04/18/17	20,000	20,030,360
Sumitomo Mitsui Banking Corp.	1.234	%(a)	02/27/17	25,000	25,019,600
Sumitomo Mitsui Trust Bank Ltd.	0.860%		01/26/17	25,000	25,004,698
Svenska Handelsbanken AB	1.071	%(a)	05/15/17	26,000	26,011,076
Toronto-Dominion Bank (The)	1.077	%(a)	02/01/17	25,000	25,021,775
Toronto-Dominion Bank (The)	1.000%		02/15/17	10,000	10,008,977

TOTAL CERTIFICATES OF DEPOSIT (cost $336,005,634)					336,200,344

COMMERCIAL PAPER — 21.2%
ABN AMRO Funding USA LLC, 144A	0.931	%(d)	01/12/17	25,000	24,968,519
ABN AMRO Funding USA LLC, 144A	1.034	%(d)	02/17/17	25,000	24,944,592
AGL Capital Corp., 144A	0.735	%(d)	11/07/16	3,000	2,999,574
Agrium, Inc., 144A	0.837	%(d)	11/23/16	3,000	2,998,499
Agrium, Inc., 144A	0.848	%(d)	11/17/16	3,000	2,998,928
Agrium, Inc., 144A	0.848	%(d)	11/21/16	6,803	6,799,944
American Water Capital Corp., 144A	0.786	%(d)	11/17/16	7,500	7,497,531
Amphenol Corp., 144A	0.786	%(d)	11/09/16	22,000	21,995,958
Amphenol Corp., 144A	0.786	%(d)	11/14/16	4,000	3,998,836
Anheuser-Busch InBev Worldwide, Inc., 144A	1.601	%(d)	01/13/17	25,000	24,967,882
BASF SE, 144A	1.214	%(d)	01/05/17	25,000	24,973,050
Bat International Finance PLC, 144A	0.745	%(d)	11/08/16	15,000	14,997,560
BNP Paribas	1.034	%(d)	12/16/16	25,000	24,981,696
Cabot Corp., 144A	0.776	%(d)	11/07/16	3,000	2,999,574
Commonwealth Bank of Australia, 144A	1.268	%(a)	04/19/17	20,000	20,024,640
Consolidated Edison Company of New, 144A	0.612	%(d)	11/02/16	20,000	19,999,269
Cox Enterprises, Inc., 144A	0.714	%(d)	11/07/16	2,000	1,999,716
Cox Enterprises, Inc., 144A	0.714	%(d)	11/09/16	25,000	24,995,406
CPPIB Capital, Inc., 144A	0.715	%(d)	01/17/17	25,000	24,966,742
Credit Agricole Corporate & Investment Bank	0.817	%(d)	12/09/16	30,000	29,985,148
DNB Bank ASA, 144A	1.005	%(a)	04/21/17	25,000	25,005,900
Dominion Resources, Inc., 144A	0.766	%(d)	11/01/16	5,000	4,999,901
Electricite de France, 144A	1.560	%(d)	01/09/17	20,000	19,965,894
Enterprise Products Operating LLC, 144A	0.909	%(d)	11/28/16	20,000	19,987,291
Enterprise Products Operating LLC, 144A	0.909	%(d)	11/29/16	10,000	9,993,370
Exelon Generation Co. LLC, 144A	0.704	%(d)	11/03/16	4,000	3,999,760
Exelon Generation Co. LLC, 144A	0.735	%(d)	11/01/16	4,098	4,097,919
Exelon Generation Co. LLC, 144A	0.786	%(d)	11/04/16	24,000	23,998,075
FMC Technologies, Inc., 144A	1.023	%(d)	11/02/16	9,000	8,999,641

ING US Funding LLC	0.962	%(d)	12/15/16	25,000	24,984,375
JP Morgan Securities LLC, 144A	1.281	%(a)	10/06/17	25,000	25,010,750
KFW, 144A	0.818	%(d)	01/10/17	22,000	21,969,064
KFW, 144A	0.848	%(d)	01/19/17	15,000	14,973,867
Monsanto Co., 144A	1.146	%(d)	11/30/16	24,000	23,983,400
Potash Corp. of Saskatchewan, Inc., 144A	0.786	%(d)	11/14/16	9,000	8,997,382
Spectra Energy Partners LP, 144A	0.889	%(d)	11/14/16	2,988	2,987,131
Suncor Energy, Inc., 144A	0.909	%(d)	12/12/16	3,000	2,997,039
TransCanada American Investments Ltd., 144A	0.981	%(d)	11/21/16	15,000	14,993,262
Volvo Treasury NA LP, 144A	0.858	%(d)	11/07/16	7,000	6,999,006
Volvo Treasury NA LP, 144A	0.858	%(d)	11/10/16	9,000	8,998,155
Volvo Treasury NA LP, 144A	0.858	%(d)	11/14/16	6,000	5,998,255
Volvo Treasury NA LP, 144A	0.858	%(d)	11/21/16	10,000	9,995,508
Whirlpool Corp., 144A	0.920	%(d)	11/22/16	4,920	4,917,664
Whirlpool Corp., 144A	0.930	%(d)	12/09/16	6,000	5,994,527
Xylem, Inc., 144A	0.951	%(d)	12/05/16	1,000	999,186
Xylem, Inc., 144A	0.971	%(d)	11/17/16	25,000	24,991,063

TOTAL COMMERCIAL PAPER (cost $644,704,193)					644,930,449

TIME DEPOSIT — 0.8%
DuPont Teijin Films U.S. LP(e) (cost $23,000,000)	0.800%		11/29/16	23,000	23,000,000

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Federal Home Loan Bank(f) (cost $4,998,682)	0.333	%(d)	11/30/16	5,000	4,999,195

TOTAL SHORT-TERM INVESTMENTS (cost $1,018,757,463)					1,019,178,942

TOTAL INVESTMENTS — 100.5% (cost $3,039,856,662)(g)					3,050,230,001
Liabilities in excess of other assets(h) — (0.5)%					(16,406,841)

NET ASSETS — 100.0%					$3,033,823,160

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2016.
(b)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such security may be post maturity.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(g)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$3,039,856,662

Appreciation	54,399,286
Depreciation	(44,025,947)

Net Unrealized Appreciation	$10,373,339

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at October 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
25,000	12/06/16	0.575%	3 Month LIBOR(1)	$(18,720)	$—	$(18,720)	Bank of Nova Scotia

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
20,000	11/13/16	0.598%	3 Month LIBOR(1)	$—	$1,589	$1,589
20,000	12/13/16	0.726%	3 Month LIBOR(1)	200	2,962	2,762
15,000	03/04/17	0.828%	3 Month LIBOR(1)	188	4,841	4,653
8,400	06/15/17	2.880%	3 Month LIBOR(1)	(30,389)	(100,531)	(70,142)
25,000	08/08/17	0.724%	3 Month LIBOR(1)	207	47,302	47,095
30,000	12/14/17	1.054%	3 Month LIBOR(1)	217	(16,332)	(16,549)
10,000	01/26/18	0.935%	3 Month LIBOR(1)	173	10,497	10,324
24,000	01/28/18	0.909%	3 Month LIBOR(1)	204	33,668	33,464
13,000	05/16/18	4.531%	3 Month LIBOR(1)	(126,479)	(694,351)	(567,872)
25,000	05/20/18	0.805%	1 Month LIBOR(1)	207	(1,551)	(1,758)
10,000	01/08/19	1.344%	3 Month LIBOR(1)	190	(52,111)	(52,301)
17,000	06/17/19	1.784%	3 Month LIBOR(1)	226	(284,045)	(284,271)
10,100	07/03/19	1.734%	3 Month LIBOR(1)	195	(158,031)	(158,226)
7,350	07/22/19	1.781%	3 Month LIBOR(1)	183	(125,743)	(125,926)
22,500	12/08/19	1.100%	3 Month LIBOR(1)	(3,658)	49,871	53,529
20,100	06/15/20	1.035%	3 Month LIBOR(1)	232	129,695	129,463
9,650	06/18/20	1.743%	3 Month LIBOR(1)	—	(176,651)	(176,651)
10,000	12/15/20	3.855%	3 Month LIBOR(1)	—	(1,044,009)	(1,044,009)

				$(158,104)	$(2,372,930)	$(2,214,826)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

A U.S. Government Agency Obligation with a market value of $2,144,655 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at October 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$533,042,640	$—
Residential Mortgage-Backed Securities	—	339,759,101	—
Commercial Mortgage-Backed Securities	—	438,433,685	—
Corporate Bonds	—	633,444,021	—
Municipal Bond	—	25,001,000	—
Non-Corporate Foreign Agency	—	36,283,887	—
Affiliated Mutual Fund	10,048,954	—	—
Certificates of Deposit	—	361,287,069	—
Commercial Paper	—	644,930,449	—
Time Deposit	—	23,000,000	—
U.S. Government Agency Obligation	—	4,999,195	—
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	—	(2,214,826)	—
OTC Interest Rate Swap Agreement	—	(18,720)	—

Total	$10,048,954	$3,037,947,501	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of October 31, 2016 categorized by risk exposure:

Derivative Fair Value at 10/31/16
Interest Rate Contracts	$(2,233,546)

Prudential Core Ultra Short Bond Fund

Schedule of Investments

as of October 31, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 102.9%
CERTIFICATES OF DEPOSIT — 26.2%
Bank of America NA	0.863	%(a)	01/04/17	126,000	$126,053,802
Bank of America NA	1.026	%(a)	05/02/17	60,000	59,994,060
Bank of America NA	1.095	%(a)	02/15/17	119,000	119,103,530
Bank of America NA	1.113	%(a)	04/03/17	126,000	126,112,140
Bank of Montreal	1.067	%(a)	11/14/16	12,000	12,002,940
Bank of Montreal	1.083	%(a)	02/01/17	169,000	169,147,537
Bank of Montreal	1.149	%(a)	03/10/17	37,000	37,038,739
Bank of Nova Scotia	1.097	%(a)	02/23/17	40,000	40,042,560
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.900%		01/17/17	140,000	140,021,076
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.900%		01/23/17	100,000	100,006,920
Branch Banking & Trust Co.	0.490%		11/01/16	100,000	100,000,194
Branch Banking & Trust Co.	0.490%		11/02/16	100,000	100,000,388
Branch Banking & Trust Co.	0.490%		11/14/16	350,000	350,009,502
Branch Banking & Trust Co.	0.500%		12/16/16	150,000	150,000,000
Canadian Imperial Bank of Commerce	1.142	%(a)	02/09/17	176,300	176,522,843
Canadian Imperial Bank of Commerce	1.187	%(a)	05/23/17	19,000	19,016,720
Citibank NA	0.800%		11/01/16	188,000	188,001,980
Citibank NA	0.890%		02/14/17	116,000	116,012,846
Citibank NA	0.900%		02/13/17	95,000	95,015,097
Citibank NA	0.900%		03/01/17	127,000	126,977,377
Citibank NA	1.100%		05/01/17	203,000	203,020,286
Commonwealth Bank of Australia, 144A	1.119	%(a)	01/27/17	50,000	50,063,200
Cooperatieve Rabobank UA	0.750%		11/10/16	183,100	183,114,185
Cooperatieve Rabobank UA	0.885	%(a)	11/17/16	16,000	16,003,296
Cooperatieve Rabobank UA	0.900%		12/05/16	29,000	29,009,970
Cooperatieve Rabobank UA	1.059	%(a)	04/11/17	113,000	113,069,721
Cooperatieve Rabobank UA	1.083	%(a)	02/01/17	74,000	74,064,602
Credit Agricole Corporate & Investment Bank	0.900%		11/01/16	237,600	237,603,671
Natixis SA	0.910%		11/08/16	47,000	47,003,036
Nordea Bank Finland PLC	1.281	%(a)	04/21/17	186,800	187,031,632
Royal Bank of Canada	0.928	%(a)	01/19/17	27,000	27,014,202
Royal Bank of Canada	1.133	%(a)	03/02/17	188,000	188,178,412
Skandinaviska Enskilda Banken AB	1.016	%(a)	04/18/17	138,000	138,006,486
Skandinaviska Enskilda Banken AB	1.079	%(a)	05/11/17	126,000	126,001,638
Skandinaviska Enskilda Banken AB	1.286	%(a)	05/02/17	26,150	26,177,797
State Street Bank & Trust Co.	0.879	%(a)	11/10/16	204,700	204,725,997
State Street Bank & Trust Co.	1.326	%(a)	04/11/17	35,000	35,057,820
State Street Bank & Trust Co.	1.332	%(a)	04/18/17	132,700	132,901,439
Sumitomo Mitsui Banking Corp.	0.900%		11/16/16	187,000	187,036,738
Svenska Handelsbanken AB	0.850%		12/14/16	180,000	180,062,298
Svenska Handelsbanken AB	1.066	%(a)	05/18/17	50,000	50,017,050
Svenska Handelsbanken AB	1.071	%(a)	05/15/17	124,000	124,052,824
Svenska Handelsbanken AB	1.099	%(a)	02/09/17	169,000	169,156,494
Svenska Handelsbanken AB	1.281	%(a)	04/21/17	14,900	14,924,615
Toronto-Dominion Bank (The)	0.896	%(a)	11/07/16	25,000	25,002,375
Toronto-Dominion Bank (The)	1.000%		02/15/17	30,000	30,026,932
Toronto-Dominion Bank (The)	1.083	%(a)	02/01/17	42,000	42,036,582
Toronto-Dominion Bank (The)	1.211	%(a)	05/19/17	168,100	168,277,345
UBS AG	1.157	%(a)	02/03/17	141,000	141,152,139
Wells Fargo Bank NA	0.850%		11/07/16	22,000	22,001,832
Wells Fargo Bank NA	0.879	%(a)	11/10/16	37,400	37,404,750
Wells Fargo Bank NA	0.909	%(a)	11/01/16	35,400	35,400,531
Wells Fargo Bank NA	0.911	%(a)	11/04/16	38,000	38,002,166
Wells Fargo Bank NA	0.990	%(a)	01/12/17	7,500	7,504,957
Wells Fargo Bank NA	1.049	%(a)	03/01/17	16,400	16,404,477
Wells Fargo Bank NA	1.280	%(a)	04/13/17	168,100	168,293,147

Wells Fargo Bank NA	1.284	%(a)	10/04/17	80,000	80,076,240

TOTAL CERTIFICATES OF DEPOSIT (cost $5,903,316,235)					5,905,961,133

COMMERCIAL PAPER — 47.3%
ABN AMRO Funding USA LLC, 144A	0.746	%(b)	11/07/16	37,400	37,396,946
ABN AMRO Funding USA LLC, 144A	0.787	%(b)	11/10/16	18,700	18,697,777
ABN AMRO Funding USA LLC, 144A	0.830	%(b)	11/17/16	164,000	163,965,383
ABN AMRO Funding USA LLC, 144A	0.869	%(b)	11/22/16	5,000	4,998,582
ABN AMRO Funding USA LLC, 144A	0.889	%(b)	11/08/16	25,000	24,997,650
ABN AMRO Funding USA LLC, 144A	1.034	%(b)	12/08/16	30,000	29,983,818
Apple, Inc., 144A	0.438	%(b)	11/01/16	100,000	99,999,203
Apple, Inc., 144A	0.448	%(b)	11/08/16	80,000	79,994,631
Automatic Data Processing, Inc., 144A	0.428	%(b)	11/03/16	35,000	34,998,892
Bank of Nova Scotia, 144A	0.804	%(a)	02/17/17	93,400	93,463,792
Bank of Nova Scotia, 144A	0.818	%(a)	05/12/17	138,200	138,361,970
BASF SE, 144A	0.451	%(b)	11/04/16	186,000	185,991,464
BASF SE, 144A	0.500	%(b)	12/05/16	77,000	76,962,045
BASF SE, 144A	1.183	%(b)	01/19/17	74,700	74,591,602
BASF SE, 144A	1.214	%(b)	01/06/17	30,600	30,566,229
BMW U.S. Capital LLC, 144A	0.448	%(b)	12/01/16	65,000	64,971,958
BMW U.S. Capital LLC, 144A	0.510	%(b)	11/07/16	50,000	49,995,916
BNP Paribas SA	0.520	%(b)	11/14/16	187,000	186,966,039
BNP Paribas SA	1.034	%(b)	12/16/16	18,000	17,986,821
Caisse Centrale Desjardins du Quebec, 144A	0.889	%(b)	01/04/17	70,000	69,926,315
Cargill, Inc., 144A	0.387	%(b)	11/01/16	60,000	59,999,450
Cargill, Inc., 144A	0.408	%(b)	11/03/16	26,250	26,249,256
Caterpillar Financial Services Corp.	0.459	%(b)	11/03/16	114,000	113,996,770
CDP Financial, Inc., 144A	0.746	%(b)	11/09/16	25,000	24,997,531
CDP Financial, Inc., 144A	0.818	%(b)	11/10/16	41,100	41,095,467
CDP Financial, Inc., 144A	0.828	%(b)	11/18/16	53,500	53,488,765
CDP Financial, Inc., 144A	1.044	%(b)	02/13/17	59,000	58,880,402
CDP Financial, Inc., 144A	1.044	%(b)	02/16/17	36,700	36,622,930
CDP Financial, Inc., 144A	1.176	%(b)	04/12/17	20,450	20,371,944
CDP Financial, Inc., 144A	1.179	%(b)	02/07/17	30,000	29,943,488
CDP Financial, Inc., 144A	1.187	%(b)	04/24/17	84,000	83,639,442
CDP Financial, Inc., 144A	1.248	%(b)	04/20/17	20,000	19,917,350
Commonwealth Bank of Australia, 144A	1.138	%(b)	02/02/17	164,400	164,607,473
Commonwealth Bank of Australia, 144A	1.271	%(a)	04/20/17	173,300	173,511,253
CPPIB Capital, Inc., 144A	0.459	%(b)	11/01/16	241,500	241,497,484
CPPIB Capital, Inc., 144A	0.510	%(b)	11/08/16	180,000	179,984,320
CPPIB Capital, Inc., 144A	0.715	%(b)	01/17/17	80,000	79,893,574
CPPIB Capital, Inc., 144A	0.715	%(b)	01/19/17	79,000	78,890,629
Credit Agricole Corporate & Investment Bank	0.817	%(b)	12/09/16	30,000	29,985,148
DNB Bank ASA, 144A	0.772	%(b)	11/17/16	169,000	168,969,355
DNB Bank ASA, 144A	1.005	%(a)	04/21/17	13,000	13,003,068
DNB Bank ASA, 144A	1.025	%(a)	05/19/17	95,000	94,985,180
DNB Bank ASA, 144A	1.149	%(a)	03/10/17	94,700	94,799,151
DNB Bank ASA, 144A	1.284	%(a)	04/26/17	32,650	32,698,616
European Investment Bank	0.510	%(b)	11/08/16	25,000	24,998,689
Exxon Mobil Corp.	0.459	%(b)	11/14/16	59,000	58,992,267
GE Capital Treasury LLC	0.356	%(b)	11/02/16	100,000	99,998,194
General Electric Co.	0.356	%(b)	11/01/16	290,000	289,997,422
General Electric Co.	0.356	%(b)	11/02/16	91,000	90,998,357
General Electric Co.	0.356	%(b)	11/03/16	182,000	181,994,995
Harvard University	0.592	%(b)	11/15/16	28,300	28,295,637
Harvard University	0.838	%(b)	01/10/17	8,000	7,991,512
HSBC Bank PLC, 144A	1.188	%(a)	02/06/17	176,300	176,547,349
Hydro-Quebec, 144A	0.489	%(b)	12/12/16	50,000	49,971,650

Hydro-Quebec, 144A	0.551	%(b)	11/02/16	21,000	20,999,560
ING US Funding LLC	0.919	%(a)	11/09/16	145,550	145,568,194
ING US Funding LLC	0.921	%(b)	12/02/16	25,000	24,990,422
ING US Funding LLC	0.962	%(b)	12/15/16	35,000	34,978,125
International Business Machines Corp., 144A	0.510	%(b)	11/16/16	59,000	58,990,219
International Business Machines Corp., 144A	0.520	%(b)	12/01/16	58,000	57,979,473
Johns Hopkins University	0.700%		11/08/16	13,000	13,000,260
JPMorgan Securities LLC, 144A	1.037	%(a)	02/02/17	177,100	177,346,523
JPMorgan Securities LLC, 144A	1.281	%(a)	10/06/17	133,000	133,057,190
KFW, 144A	0.540	%(b)	11/01/16	200,000	199,997,556
KFW, 144A	0.643	%(b)	11/07/16	12,000	11,998,973
KFW, 144A	0.694	%(b)	11/23/16	50,000	49,986,359
KFW, 144A	0.807	%(b)	01/17/17	130,000	129,783,680
KFW, 144A	0.807	%(b)	01/27/17	87,810	87,627,980
KFW, 144A	0.817	%(b)	01/10/17	54,000	53,924,066
KFW, 144A	0.828	%(b)	02/01/17	70,000	69,843,398
KFW, 144A	0.848	%(b)	01/18/17	50,000	49,914,856
KFW, 144A	0.848	%(b)	01/19/17	79,000	78,862,365
Merck & Co., Inc., 144A	0.448	%(b)	11/08/16	46,000	45,996,576
Micorsoft Corp., 144A	0.510	%(b)	12/07/16	50,000	49,976,926
Micorsoft Corp., 144A	0.557	%(b)	12/06/16	167,500	167,424,960
Micorsoft Corp., 144A	0.561	%(b)	12/01/16	100,000	99,962,025
Micorsoft Corp., 144A	0.612	%(b)	01/04/17	200,000	199,804,278
Micorsoft Corp., 144A	0.725	%(b)	01/25/17	138,000	137,791,321
National Australia Bank Ltd., 144A	1.119	%(a)	02/03/17	177,100	177,328,105
Novartis Finance Corp., 144A	0.428	%(b)	11/04/16	50,000	49,997,878
Novartis Finance Corp., 144A	0.459	%(b)	11/09/16	47,000	46,995,359
Novartis Finance Corp., 144A	0.459	%(b)	12/01/16	30,000	29,987,833
Novartis Finance Corp., 144A	0.459	%(b)	12/02/16	60,000	59,974,774
Ontario Teachers’ Finance Trust, 144A	0.510	%(b)	11/01/16	17,000	16,999,714
Ontario Teachers’ Finance Trust, 144A	0.561	%(b)	11/02/16	41,000	40,998,615
Ontario Teachers’ Finance Trust, 144A	0.921	%(b)	01/25/17	30,000	29,936,862
Ontario Teachers’ Finance Trust, 144A	0.921	%(b)	02/23/17	16,000	15,951,853
Ontario Teachers’ Finance Trust, 144A	0.941	%(b)	02/17/17	50,000	49,858,906
Ontario Teachers’ Finance Trust, 144A	0.979	%(a)	03/06/17	63,500	63,543,116
Ontario Teachers’ Finance Trust, 144A	1.056	%(b)	01/09/17	70,200	70,089,844
Ontario Teachers’ Finance Trust, 144A	1.066	%(a)	05/03/17	86,000	85,999,398
Ontario Teachers’ Finance Trust, 144A	1.164	%(a)	03/29/17	60,000	60,070,560
Ontario Teachers’ Finance Trust, 144A	1.228	%(b)	04/28/17	26,700	26,550,381
Ontario Teachers’ Finance Trust, 144A	1.259	%(b)	03/01/17	32,000	31,897,500
Ontario Teachers’ Finance Trust, 144A	1.259	%(b)	05/26/17	19,000	18,862,782
Ontario Teachers’ Finance Trust, 144A	1.270	%(b)	04/21/17	17,000	16,910,412
Pfizer, Inc., 144A	0.530	%(b)	12/16/16	211,500	211,382,711
Princeton University	0.520%		11/16/16	11,500	11,500,542
Province of British Columbia	0.510	%(b)	12/08/16	24,400	24,389,157
Province of Ontario	0.438	%(b)	11/16/16	50,000	49,990,822
Province of Ontario	0.438	%(b)	12/01/16	150,000	149,939,163
Province of Ontario	0.459	%(b)	11/08/16	50,000	49,995,644
Province of Ontario	0.500	%(b)	12/12/16	94,000	93,946,702
Province of Ontario	0.500	%(b)	12/15/16	77,000	76,952,837
Province of Quebec, 144A	0.448	%(b)	12/12/16	161,750	161,658,288
Province of Quebec, 144A	0.459	%(b)	11/08/16	50,000	49,995,644
Province of Quebec, 144A	0.459	%(b)	12/09/16	50,000	49,973,891
Province of Quebec, 144A	0.500	%(b)	12/20/16	50,000	49,965,069
Province of Quebec, 144A	0.551	%(b)	11/02/16	19,700	19,699,587
PSP Capital, Inc., 144A	0.672	%(b)	11/14/16	85,000	84,986,513
PSP Capital, Inc., 144A	0.735	%(b)	11/23/16	71,500	71,479,946
PSP Capital, Inc., 144A	0.818	%(b)	01/19/17	100,000	99,861,556
PSP Capital, Inc., 144A	0.818	%(b)	02/02/17	96,000	95,830,299

PSP Capital, Inc., 144A	0.828	%(b)	01/25/17	100,000	99,844,483
PSP Capital, Inc., 144A	0.867	%(b)	03/01/17	25,000	24,939,248
PSP Capital, Inc., 144A	0.876	%(b)	03/03/17	67,000	66,833,349
Roche Holdings, Inc., 144A	0.356	%(b)	11/01/16	50,000	49,999,479
Roche Holdings, Inc., 144A	0.408	%(b)	11/09/16	25,000	24,997,531
Sanofi, 144A	0.653	%(b)	11/03/16	72,000	71,998,140
Sanofi, 144A	0.664	%(b)	11/04/16	105,000	104,996,325
Sanofi, 144A	0.730	%(b)	11/23/16	81,000	80,979,611
Sanofi, 144A	0.849	%(b)	12/22/16	137,000	136,909,366
Siemens Capital Co. LLC, 144A	0.715	%(b)	12/28/16	50,000	49,957,708
Sumitomo Mitsui Banking Corp., 144A	0.972	%(b)	01/04/17	125,000	124,869,774
Texas A&M University	0.680%		11/16/16	15,000	15,000,900
Texas A&M University	0.720%		01/11/17	20,000	20,000,000
Texas Public Finance Authority	0.700%		12/01/16	13,000	13,001,690
Total Capital Canada Ltd., 144A	0.510	%(b)	11/10/16	236,000	235,973,974
Total Capital Canada Ltd., 144A	0.510	%(b)	11/17/16	60,000	59,988,185
Total Capital Canada Ltd., 144A	0.510	%(b)	11/18/16	72,000	71,984,880
Toyota Motor Credit Corp.	0.484	%(b)	12/13/16	50,000	49,972,468
Toyota Motor Credit Corp.	0.622	%(b)	12/12/16	91,000	90,951,588
Toyota Motor Credit Corp.	0.705	%(b)	11/02/16	100,000	99,998,500
Toyota Motor Credit Corp.	0.705	%(b)	11/03/16	100,000	99,997,717
Toyota Motor Credit Corp.	0.928	%(a)	02/01/17	167,400	167,586,484
Toyota Motor Credit Corp.	1.118	%(a)	02/02/17	69,500	69,577,562
University of Texas Permanent Univ. Fund	0.520%		11/07/16	10,000	10,000,400
University of Texas Permanent Univ. Fund	0.670%		11/09/16	12,500	12,500,500
University of Texas System Board of Regents Revenue Financing	0.510%		11/16/16	15,000	15,000,600
University of Texas System Board of Regents Revenue Financing	0.510%		11/16/16	8,000	8,000,160
University of Texas System Board of Regents Revenue Financing	0.520%		11/08/16	16,250	16,250,650
University of Texas System Board of Regents Revenue Financing	0.600%		11/17/16	15,000	14,999,550

TOTAL COMMERCIAL PAPER (cost $10,663,983,824)					10,667,049,521

CORPORATE BONDS — 1.9%
Banks — 1.3%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, 144A	1.256	%(a)	01/10/17	73,600	73,633,414
Bank of America NA, Sr. Unsec’d. Notes	1.287	%(a)	11/14/16	41,705	41,702,623
Caisse Centrale Desjardins du Quebec, Sr. Unsec’d. Notes, 144A, MTN	1.253	%(a)	03/27/17	142,000	141,988,498
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, MTN	1.097	%(a)	11/23/16	9,900	9,902,624
Royal Bank of Canada, Sr. Unsec’d. Notes, GMTN	1.212	%(a)	01/23/17	13,505	13,515,777
Westpac Banking Corp., Sr. Unsec’d. Notes	1.255	%(a)	11/25/16	8,564	8,566,038

					289,308,974

Multi-National — 0.5%
Inter-American Development Bank, Sr. Unsec’d. Notes, GMTN	0.835	%(a)	12/12/16	65,600	65,604,526
Inter-American Development Bank, Unsec’d. Notes	0.305	%(b)	11/03/16	10,000	9,999,890
Inter-American Development Bank, Unsec’d. Notes, GMTN	0.875%		11/15/16	48,750	48,751,463

					124,355,879

Oil & Gas — 0.1%
Chevron Corp., Sr. Unsec’d. Notes	0.892	%(a)	11/09/16	25,000	25,001,700

TOTAL CORPORATE BONDS (cost $438,598,942)					438,666,553

MUNICIPAL BONDS — 2.2%
Alaska — 0.2%
Valdez Marine Term. Rev. Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 11/01/16)	0.500	%(a)	10/01/25	35,475	35,475,000
Valdez Marine Term. Rev. ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 11/01/16)	0.500	%(a)	12/01/29	16,300	16,300,000

					51,775,000

California — 0.1%
California St. Muni. Fin. Auth. Rev., Chevron USA Recovery Zone, Ser. A, FRDD (Mandatory put date 11/01/16)	0.450	%(a)	11/01/35	8,655	8,655,000

Illinois — 0.3%
Illinois St. Fin. Auth. Rev., Northwestern Univ., Subser.C, FRDD (Mandatory put date 11/07/16)	0.600	%(a)	12/01/34	57,000	57,000,000

Indiana — 0.1%
Indiana St. Fin. Auth. Rev., Ascension Hlth., Rfdg., FRDD (Mandatory put date 11/07/16)	0.590	%(a)	11/15/33	26,175	26,175,000

Mississippi — 0.2%
Mississippi St. Bus. Fin. Commis. Gulf Opportunity Zone. Rev., Chevron USA, Inc., Ser. L, FRDD (Mandatory put date 11/01/16)	0.500	%(a)	11/01/35	34,450	34,450,000
Mississippi St. Bus. Fin. Commis. Gulf Opportunity Zone. Rev., Chevron USA, Inc., Ser. G, FRDD (Mandatory put date 11/01/16)	0.500	%(a)	11/01/35	16,200	16,200,000

					50,650,000

Missouri — 0.3%
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Ser. C2, Rfdg., FRDD (Mandatory put date 11/07/16)	0.590	%(a)	11/15/39	10,010	10,010,000
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Ser. C3, Rfdg., FRDD (Mandatory put date 11/07/16)	0.630	%(a)	11/15/39	41,250	41,250,000
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Ser. C4, FRDD (Mandatory put date 11/07/16)	0.630	%(a)	11/15/26	22,660	22,660,000

					73,920,000

New York — 0.1%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 11/07/16)	0.700	%(a)	11/15/32	25,000	25,000,000

Ohio — 0.2%
Franklin Cnty. Hosp. Facs. Rev., Rfdg., FRDD (Mandatory put date 11/07/16)	0.600	%(a)	11/15/33	33,985	33,985,000
Ohio State University (The) Rev., Ser. B-2, FRDD (Mandatory put date 11/07/16)	0.600	%(a)	12/01/34	14,600	14,600,000

					48,585,000

Texas — 0.7%
Gulf Coast Waste Disposal Auth. Rev., ExxonMobil Proj., FRDD (Mandatory put date 11/01/16)	0.510	%(a)	12/01/25	15,000	15,000,000
Gulf Coast Waste Disposal Auth. Rev., ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 11/01/16)	0.500	%(a)	06/01/20	35,800	35,800,000
Lower Neches Vly. Auth. Indl. Dev., Corp. Rev., ExxonMobil Proj., FRDD (Mandatory put date 11/01/16)	0.490	%(a)	11/01/38	77,850	77,850,000

University of Texas Rev., Financing System, Ser. B, Rfdg., FRDD (Mandatory put date 11/07/16)	0.600	%(a)	08/01/33	20,145	20,145,000

					148,795,000

TOTAL MUNICIPAL BONDS (cost $490,555,000)					490,555,000

REPURCHASE AGREEMENTS(c) — 12.9%
BNP Paribas Securities Corp., 0.32%, dated 10/31/16, due 11/01/16 in the amount of $185,423,648				185,422	185,422,000
BNP Paribas Securities Corp., 0.34%, dated 10/31/16, due 11/01/16 in the amount of $440,617,161				440,613	440,613,000
Credit Agricole Corporate & Investment Bank, 0.30%, dated 10/25/16, due 11/01/16 in the amount of $550,032,083				550,000	550,000,000
Credit Agricole Corporate & Investment Bank, 0.32%, dated 10/31/16, due 11/01/16 in the amount of $500,004,444				500,000	500,000,000
Credit Agricole Corporate & Investment Bank, 0.32%, dated 10/26/16, due 11/02/16 in the amount of $146,009,084				146,000	146,000,000
Deutsche Bank Securities, Inc., 0.36%, dated 10/31/16, due 11/01/16 in the amount of $400,004,000				400,000	400,000,000
HSBC Securities, Inc., 0.30%, dated 10/31/16, due 11/01/16 in the amount of $250,002,083				250,000	250,000,000
TD Securities (USA) LLC, 0.30%, dated 10/31/16, due 11/01/16 in the amount of $450,003,750				450,000	450,000,000

TOTAL REPURCHASE AGREEMENTS (cost $2,922,035,000)					2,922,035,000

TIME DEPOSITS — 0.8%
Credit Agricole Corporate & Investment Bank	0.310%		11/01/16	16,000	16,000,000
U.S. Bank NA	0.320%		11/01/16	167,133	167,133,000

TOTAL TIME DEPOSITS (cost $183,133,000)					183,133,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.6%
Federal Farm Credit Bank	0.535	%(a)	12/28/16	82,900	82,923,627
Federal Farm Credit Bank	0.820	%(a)	12/12/16	33,600	33,617,774
Federal Home Loan Bank	0.204	%(b)	11/07/16	85,000	84,997,195
Federal Home Loan Bank	0.306	%(b)	11/04/16	166,000	165,997,178
Federal Home Loan Bank	0.306	%(b)	11/30/16	42,000	41,993,238
Federal Home Loan Bank	0.306	%(b)	12/12/16	137,000	136,967,257
Federal Home Loan Bank	0.328	%(b)	11/09/16	135,000	134,994,060
Federal Home Loan Bank	0.357	%(b)	01/18/17	95,000	94,934,165
Federal Home Loan Bank	0.357	%(b)	01/20/17	100,000	99,928,900
Federal Home Loan Bank	0.507	%(b)	04/28/17	50,000	49,888,750
Federal Home Loan Bank	0.535	%(a)	03/17/17	212,900	213,054,991
Federal Home Loan Bank	0.665	%(a)	02/26/18	5,000	5,008,480
Federal Home Loan Bank	0.727	%(a)	08/01/17	186,800	187,343,775
Federal Home Loan Bank	0.761	%(a)	11/18/16	117,200	117,225,550
Federal Home Loan Bank	0.775	%(a)	11/25/16	175,600	175,653,734
Federal Home Loan Bank	0.823	%(a)	01/19/17	196,500	196,688,836
Federal Home Loan Mortgage Corp.	0.531	%(a)	04/20/17	216,700	216,934,686
Federal Home Loan Mortgage Corp.	0.535	%(a)	01/12/17	25,400	25,410,922
Federal Home Loan Mortgage Corp.	0.576	%(a)	04/27/17	283,900	284,248,629
Federal National Mortgage Assoc.	0.549	%(a)	01/26/17	39,900	39,921,506

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,385,940,691)					2,387,733,253

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Notes	0.875%	02/28/17	82,000	82,146,616
U.S. Treasury Notes	4.625%	11/15/16	141,000	141,238,149

TOTAL U.S. TREASURY OBLIGATIONS (cost $223,362,827)				223,384,765

TOTAL INVESTMENTS — 102.9% (cost $23,210,925,519)(d)				23,218,518,225
Liabilities in excess of other assets — (2.9)%				(646,049,369)

NET ASSETS — 100.0%				$22,572,468,856

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRDD	Floating Rate Daily Demand Note
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
OTC	Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2016.
(b)	Rate quoted represents yield-to-maturity at purchase date.
(c)	The aggregate value of Repurchase Agreements is $2,922,035,000. Repurchase agreements are collateralized by FHLB (coupon rates 0.000%-5.500%, maturity dates 05/01/17-07/15/36), FHLMC (coupon rates 2.500%-7.000%, maturity dates 03/27/19-11/01/46), FNMA (coupon rates 1.375%-7.250%, maturity dates 06/12/17-10/01/46), GNMA (coupon rate 3.500%, maturity date 08/20/46), and U.S. Treasury Securities (coupon rates 0.000%-3.625%, maturity dates 01/05/17-08/15/46), with the aggregate value, including accrued interest, of $2,980,480,196. Repurchase Agreements are subject to contractual netting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$23,210,925,519

Appreciation	7,737,069
Depreciation	(144,363)

Net Unrealized Appreciation	$7,592,706

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,905,961,133	$—
Commercial Paper	—	10,667,049,521	—
Corporate Bonds	—	438,666,553	—
Municipal Bonds	—	490,555,000	—
Repurchase Agreements	—	2,922,035,000	—
Time Deposits	—	183,133,000	—
U.S. Government Agency Obligations	—	2,387,733,253	—
U.S. Treasury Obligations	—	223,384,765	—

Total	$—	$23,218,518,225	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Prudential Institutional Money Market Fund

Schedule of Investments

as of October 31, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATIONS OF DEPOSIT — 24.1%
Bank of America NA	1.095	%(a)	02/15/17	81,000	$81,070,470
Bank of America NA	0.863	%(a)	01/04/17	34,000	34,014,518
Bank of America NA	1.113	%(a)	04/03/17	34,000	34,030,260
Bank of America NA	1.026	%(a)	05/02/17	70,000	69,993,070
Bank of Montreal	1.077	%(a)	02/01/17	60,000	60,052,380
Bank of Montreal	1.067	%(a)	11/14/16	12,000	12,002,940
Bank of Montreal	0.865	%(a)	12/14/16	5,900	5,902,236
Bank of Montreal	1.149	%(a)	03/10/17	33,700	33,735,284
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.900%		01/23/17	85,400	85,274,342
Branch Banking & Trust Co.	0.500%		12/15/16	154,000	154,000,000
Branch Banking & Trust Co.	0.490%		11/02/16	148,000	148,000,000
Branch Banking & Trust Co.	0.490%		11/01/16	45,000	45,000,000
Canadian Imperial Bank of Commerce	1.142	%(a)	02/09/17	59,700	59,775,461
Citibank NA	0.890%		02/14/17	58,000	58,004,014
Citibank NA	0.800%		11/01/16	75,000	75,000,000
Citibank NA	0.900%		02/13/17	50,750	50,758,064
Citibank NA	0.900%		03/01/17	81,000	80,985,574
Citibank NA	1.100%		05/01/17	102,650	102,660,258
Commonwealth Bank of Australia, 144A	1.119	%(a)	01/27/17	33,000	33,041,712
Cooperatieve Rabobank UA	0.750%		11/10/16	61,900	61,899,843
Cooperatieve Rabobank UA	0.900%		12/05/16	30,000	30,000,000
Cooperatieve Rabobank UA	1.077	%(a)	02/01/17	27,000	27,023,571
Cooperatieve Rabobank UA	0.879	%(a)	11/09/16	5,000	5,000,585
Cooperatieve Rabobank UA	0.885	%(a)	11/17/16	28,000	28,005,768
Cooperatieve Rabobank UA	0.910	%(a)	12/12/16	25,000	25,010,675
Cooperatieve Rabobank UA	1.059	%(a)	04/11/17	23,000	23,014,191
Credit Agricole Corporate & Investment Bank	0.900%		11/01/16	80,400	80,400,000
Mizuho Bank Ltd.	1.227	%(a)	02/03/17	50,000	50,056,750
Natixis SA	0.910%		11/08/16	50,000	50,000,000
Nordea Bank Finland PLC	1.281	%(a)	04/21/17	63,200	63,278,368
Nordea Bank Finland PLC	1.335	%(a)	09/06/17	74,000	74,112,258
Norinchukin Bank	0.900%		02/10/17	80,000	79,995,504
Royal Bank of Canada	1.124	%(a)	12/16/16	42,000	42,030,114
Royal Bank of Canada	1.127	%(a)	03/02/17	94,000	94,089,206
Skandinaviska Enskilda Banken AB	1.159	%(a)	05/02/17	12,500	12,513,288
Skandinaviska Enskilda Banken AB	1.016	%(a)	04/18/17	40,000	40,001,880
State Street Bank & Trust Co.	1.332	%(a)	04/18/17	46,000	46,069,828
State Street Bank & Trust Co.	0.879	%(a)	11/10/16	69,300	69,308,801
State Street Bank & Trust Co.	1.326	%(a)	04/11/17	45,000	45,074,340
Sumitomo Mitsui Banking Corp.	0.860%		01/26/17	24,000	24,004,510
Sumitomo Mitsui Banking Corp.	0.900%		11/16/16	55,000	55,007,081
Svenska Handelsbanken AB	1.281	%(a)	04/21/17	5,100	5,108,425
Svenska Handelsbanken AB	1.079	%(a)	05/11/17	67,000	67,000,871
Svenska Handelsbanken AB	1.099	%(a)	02/09/17	70,700	70,765,468
Svenska Handelsbanken AB	0.850%		12/14/16	89,000	89,023,516
Svenska Handelsbanken AB	1.071	%(a)	05/15/17	72,000	72,030,672
Svenska Handelsbanken AB	1.066	%(a)	05/18/17	61,000	61,020,801
Toronto Dominion Bank	1.211	%(a)	05/19/17	56,900	56,960,029
Toronto Dominion Bank	1.077	%(a)	02/01/17	45,000	45,039,195
Toronto Dominion Bank	0.960%		12/14/16	20,000	20,007,988
Toronto Dominion Bank	0.896	%(a)	11/07/16	25,000	25,002,375
UBS AG Stamford	1.157	%(a)	02/03/17	57,000	57,061,503
Wells Fargo Bank NA	1.280	%(a)	04/13/17	56,900	56,965,378
Wells Fargo Bank NA	1.049	%(a)	03/01/17	5,600	5,601,529
Wells Fargo Bank NA	0.879	%(a)	11/10/16	12,600	12,601,600
Wells Fargo Bank NA	0.909	%(a)	11/01/16	33,000	33,000,495
Wells Fargo Bank NA	0.911	%(a)	11/04/16	38,000	38,002,166
Wells Fargo Bank NA	0.850%		11/07/16	22,000	22,000,352
Wells Fargo Bank NA	0.884	%(a)	11/21/16	16,000	16,003,920

Wells Fargo Bank NA	1.284	%(a)	10/04/17	70,000	70,066,710
Westpac Banking Corp.	1.120%		03/17/17	20,000	20,009,240

TOTAL CERTIFICATIONS OF DEPOSIT (cost $3,091,368,450)					3,092,469,377

COMMERCIAL PAPER — 50.7%
ABN AMRO Funding USA LLC, 144A	0.842	%(b)	11/18/16	40,000	39,984,133
ABN AMRO Funding USA LLC, 144A	0.814	%(b)	11/17/16	63,000	62,977,258
ABN AMRO Funding USA LLC, 144A	0.624	%(b)	11/10/16	6,300	6,299,020
ABN AMRO Funding USA LLC, 144A	0.616	%(b)	11/07/16	12,600	12,598,710
ABN AMRO Funding USA LLC, 144A	0.872	%(b)	11/08/16	25,000	24,995,771
ABN AMRO Funding USA LLC, 144A	1.013	%(b)	12/08/16	30,000	29,968,858
Apple, Inc., 144A	0.460	%(b)	11/15/16	30,000	29,994,633
Apple, Inc., 144A	0.440	%(b)	11/09/16	100,000	99,990,222
Apple, Inc., 144A	0.430	%(b)	11/01/16	48,000	48,000,000
Apple, Inc., 144A	0.440	%(b)	11/08/16	215,000	214,981,606
Automatic Data Processing, Inc., 144A	0.420	%(b)	11/03/16	20,000	19,999,533
Bank of Nova Scotia, 144A	0.818	%(a)	05/12/17	46,800	46,854,850
Bank of Nova Scotia, 144A	0.804	%(a)	02/17/17	31,600	31,621,583
BASF SE, 144A	0.835	%(b)	01/19/17	25,300	25,263,287
BASF SE, 144A	0.789	%(b)	01/06/17	10,400	10,388,523
BASF SE, 144A	0.440	%(b)	11/04/16	104,000	103,996,145
BASF SE, 144A	0.490	%(b)	12/05/16	44,000	43,979,638
BMW US Capital LLC, 144A	0.440	%(b)	12/02/16	45,000	44,982,950
BMW US Capital LLC, 144A	0.430	%(b)	11/02/16	31,000	30,999,630
BMW US Capital LLC, 144A	0.500	%(b)	11/07/16	50,000	49,995,833
BMW US Capital LLC, 144A	0.440	%(b)	12/01/16	15,000	14,994,500
BNP Paribas Securities Corp.	0.510	%(b)	11/14/16	102,000	101,981,215
BNP Paribas Securities Corp.	1.013	%(b)	12/16/16	115,500	115,400,554
Caisse Centrale Desjardins du Quebec, 144A	0.872	%(b)	01/04/17	74,000	73,922,108
Cargill, Inc., 144A	0.380	%(b)	11/01/16	12,400	12,400,000
Cargill, Inc., 144A	0.400	%(b)	11/03/16	27,000	26,999,400
Caterpillar Financial Services Corp.	0.450	%(b)	11/03/16	40,000	39,999,000
CDP Financial, Inc., 144A	1.258	%(b)	03/13/17	19,700	19,645,051
CDP Financial, Inc., 144A	0.812	%(b)	11/18/16	19,000	18,992,733
CDP Financial, Inc., 144A	0.593	%(b)	11/10/16	13,900	13,897,942
CDP Financial, Inc., 144A	0.731	%(b)	11/09/16	25,000	24,995,944
CDP Financial, Inc., 144A	1.157	%(b)	02/07/17	30,000	29,943,489
CDP Financial, Inc., 144A	1.024	%(b)	02/13/17	23,000	22,953,377
CDP Financial, Inc., 144A	1.024	%(b)	02/16/17	15,000	14,968,500
CDP Financial, Inc., 144A	1.157	%(b)	04/12/17	10,000	9,961,831
CDP Financial, Inc., 144A	1.228	%(b)	04/20/17	19,800	19,718,177
CDP Financial, Inc., 144A	1.167	%(b)	04/24/17	16,000	15,931,322
Commonwealth Bank of Australia, 144A	1.271	%(a)	04/20/17	58,700	58,771,555
Commonwealth Bank of Australia, 144A	0.907	%(a)	02/02/17	55,600	55,670,167
CPPIB Capital, Inc., 144A	0.450	%(b)	11/01/16	58,000	58,000,000
CPPIB Capital, Inc., 144A	0.500	%(b)	11/08/16	65,000	64,993,681
CPPIB Capital, Inc., 144A	0.701	%(b)	01/17/17	45,000	44,940,136
CPPIB Capital, Inc., 144A	0.701	%(b)	01/19/17	120,750	120,582,834
Credit Agricole SA	0.630	%(b)	11/01/16	66,800	66,800,000
Credit Agricole SA	0.801	%(b)	12/09/16	32,000	31,972,978
DNB Bank ASA, 144A	1.284	%(a)	04/26/17	11,100	11,116,528
DNB Bank ASA, 144A	0.757	%(b)	11/17/16	60,000	59,979,867
DNB Bank ASA, 144A	1.149	%(a)	03/10/17	40,000	40,041,880
DNB Bank ASA, 144A	1.025	%(a)	05/19/17	25,000	24,996,100
DNB Bank ASA, 144A	1.005	%(a)	04/21/17	33,000	33,007,788
European Investment Bank	0.500	%(b)	11/08/16	25,000	24,997,569
Exxon Mobil Corporation	0.450	%(b)	11/14/16	32,000	31,994,800
GE Capital Treasury LLC	0.350	%(b)	11/02/16	50,000	49,999,514

General Electric Co.	0.350	%(b)	11/02/16	162,000	161,998,425
General Electric Co.	0.350	%(b)	11/01/16	77,000	77,000,000
General Electric Co.	0.350	%(b)	11/03/16	71,000	70,998,619
Harvard University	0.580	%(b)	11/15/16	28,000	27,993,684
Harvard University	0.822	%(b)	01/10/17	8,000	7,991,511
HSBC Bank PLC, 144A	1.188	%(a)	02/06/17	59,700	59,783,759
Hydro-Quebec, 144A	0.541	%(b)	11/02/16	20,000	19,999,700
Hydro-Quebec, 144A	0.480	%(b)	12/12/16	50,000	49,969,664
ING US Funding LLC	0.919	%(a)	11/09/16	49,200	49,206,150
ING US Funding LLC	0.903	%(b)	12/02/16	93,000	92,927,925
ING US Funding LLC	0.943	%(b)	12/15/16	75,000	74,943,072
International Business Machines Co., 144A	0.500	%(b)	11/16/16	32,000	31,993,333
International Business Machines Co., 144A	0.510	%(b)	12/01/16	33,000	32,985,975
JPMorgan Securities LLC, 144A	1.037	%(a)	02/02/17	59,900	59,983,381
JPMorgan Securities LLC, 144A	1.281	%(a)	10/06/17	72,000	72,030,960
KFW, 144A	0.631	%(b)	11/01/16	50,000	50,000,000
KFW, 144A	0.631	%(b)	11/07/16	60,000	59,993,700
KFW, 144A	0.681	%(b)	11/23/16	25,000	24,989,611
KFW, 144A	0.540	%(b)	01/10/17	50,000	49,929,690
KFW, 144A	0.792	%(b)	01/17/17	35,000	34,941,760
KFW, 144A	0.832	%(b)	01/18/17	25,000	24,957,428
KFW, 144A	0.832	%(b)	01/19/17	53,000	52,907,663
KFW, 144A	0.792	%(b)	01/27/17	49,000	48,898,428
KFW, 144A	0.812	%(b)	02/01/17	40,000	39,910,512
Microsoft Corp., 144A	0.601	%(b)	01/05/17	100,000	99,899,900
Microsoft Corp., 144A	0.551	%(b)	12/01/16	70,000	69,967,917
Microsoft Corp., 144A	0.500	%(b)	12/06/16	10,000	9,995,139
Microsoft Corp., 144A	0.551	%(b)	12/07/16	137,000	136,926,500
Microsoft Corp., 144A	0.711	%(b)	01/25/17	61,650	61,556,773
National Australia Bank Ltd., 144A	1.119	%(a)	02/03/17	59,900	59,977,151
Novartis Finance Corp., 144A	0.571	%(b)	11/01/16	25,000	25,000,000
Novartis Finance Corp., 144A	0.500	%(b)	11/21/16	20,000	19,994,444
Novartis Finance Corp., 144A	0.450	%(b)	11/10/16	55,000	54,993,812
Novartis Finance Corp., 144A	0.450	%(b)	11/08/16	148,000	147,987,050
Novartis Finance Corp., 144A	0.500	%(b)	11/04/16	30,000	29,998,750
Novartis Finance Corp., 144A	0.450	%(b)	11/09/16	63,000	62,993,700
Ontario Teacher Financial Trust, 144A	1.249	%(b)	11/01/16	10,000	10,000,000
Ontario Teacher Financial Trust, 144A	1.003	%(b)	01/09/17	23,800	23,762,653
Ontario Teacher Financial Trust, 144A	0.979	%(a)	03/06/17	21,500	21,514,599
Ontario Teacher Financial Trust, 144A	0.550	%(b)	11/02/16	29,000	28,999,557
Ontario Teacher Financial Trust, 144A	0.903	%(b)	02/23/17	9,000	8,972,917
Ontario Teacher Financial Trust, 144A	1.239	%(b)	03/01/17	15,000	14,951,954
Ontario Teacher Financial Trust, 144A	1.249	%(b)	04/21/17	57,000	56,699,616
Ontario Teacher Financial Trust, 144A	1.066	%(b)	04/28/17	12,000	11,932,756
Ontario Teacher Financial Trust, 144A	1.239	%(b)	05/26/17	24,750	24,571,256
Ontario Teacher Financial Trust, 144A	1.164	%(a)	03/29/17	40,000	40,047,040
Ontario Teacher Financial Trust, 144A	1.066	%(a)	05/03/17	12,000	11,999,916
Pfizer, Inc., 144A	0.520	%(b)	12/16/16	126,500	126,418,952
Province of Ontario	0.415	%(b)	11/08/16	84,000	83,992,881
Province of Ontario	0.430	%(b)	11/16/16	40,000	39,992,833
Province of Ontario	0.490	%(b)	12/12/16	55,000	54,966,630
Province of Ontario	0.490	%(b)	12/15/16	42,000	41,971,462
Province of Quebec, 144A	0.541	%(b)	11/02/16	20,000	19,999,700
Province of Quebec, 144A	0.490	%(b)	11/08/16	50,000	49,995,625
Province of Quebec, 144A	0.490	%(b)	12/09/16	50,000	49,976,250
Province of Quebec, 144A	0.440	%(b)	12/12/16	18,000	17,990,980
Province of Quebec, 144A	0.490	%(b)	12/20/16	50,000	49,962,985
PSP Capital, Inc., 144A	0.732	%(b)	01/23/17	50,000	49,925,100
PSP Capital, Inc., 144A	0.732	%(b)	12/01/16	75,000	74,954,375

PSP Capital, Inc., 144A	0.671	%(b)	11/14/16	15,000	14,996,371
PSP Capital, Inc., 144A	0.721	%(b)	11/23/16	3,000	2,998,680
PSP Capital, Inc., 144A	0.802	%(b)	01/19/17	37,500	37,448,085
PSP Capital, Inc., 144A	0.812	%(b)	01/25/17	12,500	12,480,560
PSP Capital, Inc., 144A	0.802	%(b)	02/02/17	54,000	53,904,544
PSP Capital, Inc., 144A	0.732	%(b)	03/01/17	25,000	24,939,248
PSP Capital, Inc., 144A	0.863	%(b)	03/03/17	33,000	32,917,918
Roche Holdings, Inc., 144A	0.350	%(b)	11/01/16	50,000	50,000,000
Roche Holdings, Inc., 144A	0.400	%(b)	11/09/16	25,000	24,997,778
Sanofi, 144A	0.833	%(b)	12/22/16	45,700	45,666,051
Sanofi, 144A	0.802	%(b)	12/08/16	57,000	56,953,133
Sanofi, 144A	0.717	%(b)	11/23/16	31,500	31,486,236
Sanofi, 144A	0.651	%(b)	11/04/16	40,000	39,997,833
Sanofi, 144A	0.641	%(b)	11/03/16	28,000	27,999,004
Siemens Capital Co. LLC, 144A	0.701	%(b)	12/28/16	71,000	70,936,748
Sumitomo Mitsui Banking Corp., 144A	0.952	%(b)	01/04/17	69,000	68,928,116
Texas A&M University	0.680%		11/16/16	15,000	15,000,000
Texas A&M University	0.720%		01/11/17	9,992	9,992,000
Texas Public Financial Authority	0.700%		12/01/16	7,000	7,000,000
Total Capital Canada Ltd., 144A	0.500	%(b)	11/10/16	127,000	126,984,125
Total Capital Canada Ltd., 144A	0.500	%(b)	11/17/16	44,000	43,990,222
Total Capital Canada Ltd., 144A	0.500	%(b)	11/18/16	42,000	41,990,083
Toyota Motor Credit Corp.	1.118	%(a)	02/02/17	23,500	23,526,226
Toyota Motor Credit Corp.	0.928	%(a)	02/01/17	56,600	56,663,052
Toyota Motor Credit Corp.	0.691	%(b)	11/03/16	34,000	33,998,697
Toyota Motor Credit Corp.	0.691	%(b)	11/02/16	34,000	33,999,348
Toyota Motor Credit Corp.	0.611	%(b)	12/12/16	26,650	26,630,961
Toyota Motor Credit Corp.	0.611	%(b)	12/13/16	50,000	49,963,407
University of Texas Permanent Univ. Fund	0.670%		11/14/16	15,000	15,000,000
University of Texas Permanent Univ. Fund	0.650%		11/17/16	13,000	13,000,000
University of Texas Permanent Univ. Fund	0.600%		11/16/16	17,000	17,000,000
University of Texas Permanent Univ. Fund	0.600%		11/15/16	25,000	25,000,000
University of Texas Permanent Univ. Fund	0.520%		11/07/16	10,000	10,000,000
University of Texas System Board of Regents Revenue Financing	0.650%		11/17/16	15,000	15,000,000
University of Texas System Board of Regents Revenue Financing	0.650%		11/16/16	15,000	15,000,000
University of Texas System Board of Regents Revenue Financing	0.520%		11/08/16	8,750	8,750,000
University of Texas System Board of Regents Revenue Financing	0.600%		11/17/16	10,000	10,000,000

TOTAL COMMERCIAL PAPER (cost $6,495,635,545)					6,496,807,272

CORPORATE BONDS — 2.5%
Banks — 2.1%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, 144A	1.256	%(a)	01/10/17	24,900	24,911,305
Bank of America NA, Sr. Unsec’d. Notes	1.287	%(a)	11/14/16	41,900	41,897,612
Inter-American Development Bank Sr. Unsec’d. Notes, GMTN	0.835	%(a)	12/12/16	33,000	33,002,277
Unsec’d. Notes, GMTN	0.875%		11/15/16	38,650	38,651,159
Royal Bank of Canada, Sr. Unsec’d. Notes	1.030	%(a)	12/15/16	94,000	94,055,366
Sumitomo Mitsui Banking Corp., Gtd. Notes	1.300%		01/10/17	7,000	7,003,997
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN	1.027	%(a)	11/18/16	35,000	35,000,420
Westpac Banking Corp., Sr. Unsec’d. Notes	1.255	%(a)	11/25/16	2,900	2,900,690

					277,422,826

Diversified Financial Services — 0.4%
Caisse Centrale Desjardins du Quebec, Sr. Unsec’d. Notes, 144A	1.253	%(a)	03/27/17	48,000	47,996,112

					47,996,112

TOTAL CORPORATE BONDS (cost $325,352,002)					325,418,938

MUNICIPAL BONDS — 3.1%
Alaska — 0.3%
Valdez Marine Term Rev. Exxon Mobil Proj., Rfdg., FRDD (Mandatory call date 12/01/16)	0.500	%(a)	10/01/25	33,400	33,400,000
Valdez Marine Term Rev. Exxon Mobil Proj., Rfdg., FRDD (Mandatory put date 11/30/16)	0.500	%(a)	12/01/29	1,700	1,700,000

					35,100,000

California — 0.1%
California St. Muni. Fin. Auth. Rev.	0.450	%(a)	11/01/35	8,300	8,300,000

Illinois — 0.2%
Illinois Fin. Auth. Rev., Northwestern Univ., Subser. C, FRDD (Mandatory put date 12/07/16)	0.600	%(a)	12/01/34	32,800	32,800,000

Indiana — 0.1%
Indiana St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., FRDD (Mandatory put date 12/07/16)	0.590	%(a)	11/15/33	20,000	20,000,000

Maryland — 0.1%
Johns Hopkins University	0.700%		11/08/16	10,000	10,000,000

Mississippi — 0.2%
Mississippi St. Bus. Fin. Commis. Gulf Opportunity Zone. Rev., Chevron USA, Inc., Ser. L, FRDD (Mandatory put date 11/01/16)	0.500	%(a)	12/01/30	2,200	2,200,000
Mississippi St. Bus. Fin. Commis. Gulf Opportunity Zone. Rev., Chevron USA, Inc., Ser. L, FRDD (Mandatory put date 11/01/16)	0.520	%(a)	11/01/35	15,200	15,200,000
Mississippi St. Bus. Fin. Commis. Gulf Opportunity Zone. Rev., Chevron USA, Inc., Ser. L, FRDD (Mandatory put date 11/01/16)	0.520	%(a)	11/01/35	10,000	10,000,000

					27,400,000

Missouri — 0.3%
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., FRDD (Mandatory put date 12/07/16)	0.630	%(a)	11/15/39	6,500	6,500,000
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., FRDD (Mandatory put date 12/07/16)	0.590	%(a)	11/15/39	10,000	10,000,000
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., FRDD (Mandatory put date 12/07/16)	0.630	%(a)	11/15/26	17,365	17,365,000

					33,865,000

New York — 0.2%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 11/07/16)	0.700	%(a)	11/15/32	28,035	28,035,000

Ohio — 0.1%
Ohio State University (The) Rev., Ser. B-2, FRDD (Mandatory put date 11/07/16)	0.600	%(a)	12/01/34	10,000	10,000,000

Pennsylvania — 0.3%
County of Franklin., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., FRDD (Mandatory put date 12/07/16)	0.600	%(a)	11/15/33	34,000	34,000,000

Texas — 1.2%
Gulf Coast Waste Disposal Auth. Rev. EXXON Mobil Proj., FRDD (Mandatory put date 11/30/16)	0.510	%(a)	09/01/25	24,600	24,600,000
Gulf Coast Waste Disposal Auth. Rev. EXXON Mobil Proj., FRDD (Mandatory put date 11/30/16)	0.510	%(a)	12/01/25	10,000	10,000,000
Gulf Coast Waste Disposal Auth. Rev. EXXON Mobil Proj., FRDD (Mandatory put date 11/30/16)	0.500	%(a)	06/01/20	10,000	10,000,000
Gulf Coast Waste Disposal Auth. Rev. EXXON Mobil Proj., FRDD (Mandatory put date 11/30/16)	0.500	%(a)	10/01/24	23,250	23,250,000
Lower Neches Vly. TX, Auth. Indl. Dev., Rev., FRDD (Mandatory put date 11/30/16)	0.490	%(a)	11/01/38	25,700	25,700,000
University of Texas Rev. System., Ser. B, Rfdg., FRDD (Mandatory put date 11/07/16)	0.570	%(a)	08/01/45	28,000	28,000,000
University of Texas Rev. System., Ser. B, Rfdg., FRDD (Mandatory put date 11/07/16)	0.600	%(a)	08/01/33	30,015	30,015,000

					151,565,000

TOTAL MUNICIPAL BONDS (cost $391,065,000)					391,065,000

REPURCHASE AGREEMENTS(c) — 11.7%
Agricole Corporation
0.300%, dated 10/25/16, due 11/01/16 in the amount of $308,017,967				308,000	308,000,000
0.320%, dated 10/31/16, due 11/01/16 in the amount of $280,002,489				280,000	280,000,000
0.320%, dated 10/26/16, due 11/02/16 in the amount of $81,005,040				81,000	81,000,000
BNP Paribas Securities Corp., 0.320%, dated 10/31/16, due 11/01/16 in the amount of $350,003,111				350,000	350,000,000
Deutsche Bank Securities, Inc., 0.360%, dated 10/31/16, due 11/01/16 in the amount of $225,002,250				225,000	225,000,000
TD Securities (USA) LLC, 0.300%, dated 10/31/16, due 11/01/16 in the amount of $250,002,083				250,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (cost $1,494,000,000)					1,494,000,000

TIME DEPOSIT — 0.8%
U.S. Bank NA (cost $108,201,000)	0.320%		11/01/16	108,201	108,201,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.2%
Federal Farm Credit Bank	0.535	%(a)	12/28/16	28,100	28,108,009
Federal Farm Credit Bank	0.820	%(a)	12/12/16	11,400	11,406,031
Federal Home Loan Bank	0.200	%(b)	11/07/16	49,000	48,998,383
Federal Home Loan Bank	0.300	%(b)	11/04/16	135,000	134,997,705
Federal Home Loan Bank	0.300	%(b)	11/30/16	22,000	21,996,458
Federal Home Loan Bank	0.300	%(b)	12/12/16	75,000	74,982,075
Federal Home Loan Bank	0.310	%(b)	11/10/16	50,000	49,997,500
Federal Home Loan Bank	0.322	%(b)	11/09/16	67,000	66,997,052
Federal Home Loan Bank	0.350	%(b)	01/18/17	50,000	49,965,350
Federal Home Loan Bank	0.350	%(b)	01/20/17	9,000	8,993,601
Federal Home Loan Bank	0.499	%(b)	04/28/17	35,000	34,922,125
Federal Home Loan Bank	0.535	%(a)	03/17/17	72,100	72,152,489
Federal Home Loan Bank	0.665	%(a)	02/26/18	25,000	25,042,400
Federal Home Loan Bank	0.727	%(a)	08/01/17	63,200	63,383,975
Federal Home Loan Bank	0.761	%(a)	11/18/16	37,800	37,808,240
Federal Home Loan Bank	0.775	%(a)	11/25/16	59,400	59,418,176
Federal Home Loan Bank	0.823	%(a)	01/19/17	66,500	66,563,906
Federal Home Loan Mortgage Corp.	0.531	%(a)	04/20/17	73,300	73,379,384
Federal Home Loan Mortgage Corp.	0.535	%(a)	01/12/17	8,600	8,603,698

Federal Home Loan Mortgage Corp.	0.576	%(a)	04/27/17	96,100	96,218,011
Federal National Mortgage Assoc.	0.549	%(a)	01/26/17	13,500	13,507,277

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,046,870,666)					1,047,441,845

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Notes	0.875%		02/28/17	44,750	44,830,013
U.S. Treasury Notes	4.625%		11/15/16	80,000	80,135,120

TOTAL U.S. TREASURY OBLIGATIONS (cost $124,953,028)					124,965,133

TOTAL INVESTMENTS — 102.1% (cost $13,077,445,691)(d)					13,080,368,565
Liabilities in excess of other assets — (2.1)%					(268,690,781)

NET ASSETS — 100.0%					$12,811,677,784

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRDD	Floating Rate Daily Demand Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
OTC	Over-the-counter

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2016.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	The aggregate value of Repurchase Agreements is $1,494,000,000. Repurchase agreements are collateralized by FHLMC (coupon rates 3.500%-4.000%, maturity dates 07/01/44-01/01/45), FNMA (coupon rates 3.000%-4.500%, maturity dates 02/01/42-03/01/46), and U.S. Treasury Notes (coupon rate 0.000%-4.750%, maturity dates 11/03/16-02/15/41), with the aggregate value, including accrued interest, of $1,523,880,384. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Portfolio of Investments.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$13,077,445,691

Appreciation	3,126,354
Depreciation	(203,480)

Net Unrealized Appreciation	$2,922,874

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certifications of Deposit	$—	$3,092,469,377	$—
Commercial Paper	—	6,496,807,272	—
Corporate Bonds	—	325,418,938	—
Municipal Bonds	—	391,065,000	—
Repurchase Agreements	—	1,494,000,000	—
Time Deposit	—	108,201,000	—
U.S. Government Agency Obligations	—	1,047,441,845	—
U.S. Treasury Obligations	—	124,965,133	—

Total	$—	$13,080,368,565	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Institutional Money Market Fund and the Prudential Core Ultra Short Bond Fund may invest up to 5% and the Prudential Core Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Prudential Core Short-Term Bond Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     December 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     December 15, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date     December 15, 2016

* Print the name and title of each signing officer under his or her signature.